Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net loss before income taxes (from continuing operations)	$ (177,030)	$ (114,613)
Expected Tax Recovery	27.00%	27.00%
Expected tax recovery at 27.00% (2021 – 27.00% )	$ (47,798)	$ (30,945)
Non-deductible expenses (non-taxable income)	13,865	6,330
Expiry of losses and ITC	1,515	64
Investment tax credits earned	(3,782)	(3,677)
Foreign tax rate and tax rate differences	4,884	3,341
Change in unrecognized deductible temporary differences	27,777	24,651
Other	3	20
Total income tax expense (recovery) from continuing operations	$ (3,536)	$ (216)